Industry Segments, Major Customers, Related Party Transactions and Geographic Information - Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment (Detail) (USD $)
	3 Months Ended								12 Months Ended															0 Months Ended
	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Operating Segments [Member] Wireless [Member]	Dec. 31, 2011 Successor [Member] Operating Segments [Member] Wireless [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Operating Segments [Member] Enterprise [Member]	Dec. 31, 2011 Successor [Member] Operating Segments [Member] Enterprise [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Enterprise [Member]	Dec. 31, 2013 Successor [Member] Operating Segments [Member] Broadband [Member]	Dec. 31, 2011 Successor [Member] Operating Segments [Member] Broadband [Member]	Dec. 31, 2012 Successor [Member] Operating Segments [Member] Broadband [Member]	Dec. 31, 2013 Successor [Member] Inter-Segment Eliminations [Member]	Dec. 31, 2011 Successor [Member] Inter-Segment Eliminations [Member]	Dec. 31, 2012 Successor [Member] Inter-Segment Eliminations [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Operating Segments [Member] Wireless [Member]	Jan. 14, 2011 Predecessor [Member] Operating Segments [Member] Enterprise [Member]	Jan. 14, 2011 Predecessor [Member] Operating Segments [Member] Broadband [Member]	Jan. 14, 2011 Predecessor [Member] Inter-Segment Eliminations [Member]
Net sales:
Net sales	$ 846,558,000	$ 888,011,000	$ 940,859,000	$ 804,689,000	$ 848,211,000	$ 894,019,000	$ 835,915,000	$ 743,740,000	$ 3,480,117,000	$ 3,186,446,000	$ 3,321,885,000	$ 2,174,200,000	$ 1,774,100,000	$ 1,917,100,000	$ 827,900,000	$ 881,600,000	$ 846,500,000	$ 484,600,000	$ 536,400,000	$ 564,000,000	$ (6,600,000)	$ (5,700,000)	$ (5,700,000)	$ 89,016,000	$ 52,500,000	$ 23,100,000	$ 13,600,000	$ (200,000)
Operating income (loss):
Operating income (loss)	60,143,000	99,842,000	94,304,000	75,425,000	69,101,000	72,999,000	65,032,000	31,106,000	329,714,000	(134,719,000)	238,238,000	303,400,000	(213,400,000)	106,700,000	66,700,000	85,600,000	119,600,000	(40,400,000)	(6,900,000)	11,900,000				(53,713,000)	(34,200,000)	(12,600,000)	(6,900,000)
Depreciation:
Depreciation									55,200,000	79,200,000	69,500,000	32,600,000	51,300,000	44,300,000	12,400,000	14,100,000	13,300,000	10,200,000	13,800,000	11,900,000				2,800,000	1,900,000	600,000	300,000
Amortization:
Amortization									$ 174,887,000	$ 171,229,000	$ 175,676,000	$ 88,100,000	$ 90,700,000	$ 90,700,000	$ 68,400,000	$ 63,800,000	$ 66,600,000	$ 18,400,000	$ 16,700,000	$ 18,400,000				$ 3,119,000	$ 3,400,000	$ 200,000	$ 100,000